Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 111,217,606	$ 105,603,153
Short-term investments	524,220,154	0
Accounts receivable, net	27,840,149	16,247,565
Prepayments and other current assets	7,458,832	1,381,037
Total current assets	670,736,741	123,231,755
Non-current assets:
Property and equipment, net	16,753,850	6,281,990
Goodwill	3,089,432	0
Intangible assets	209,277	0
Deferred tax assets	510,500	836,514
Other non-current assets	1,603,937	808,862
Total non-current assets	22,166,996	7,927,366
Total assets	692,903,737	131,159,121
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity (“VIE”) without recourse to the Company of US$2,992,628 and US$5,336,880 as of December 31, 2019 and 2020, respectively)	7,721,368	4,088,283
Advances from customers (including advances from customers of the VIE without recourse to the Company of US$733,518 and US$1,112,800 as of December 31, 2019 and 2020, respectively)	1,338,516	920,925
Taxes payable (including taxes payable of the VIE without recourse to the Company of US$756,020 and US$253,617 as of December 31, 2019 and 2020, respectively)	2,171,280	2,493,137
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to the Company of US$3,440,748 and US$5,035,100 as of December 31, 2019 and 2020, respectively)	23,925,523	10,978,932
Amounts due to related parties	1,150,000	0
Total current liabilities	36,306,687	18,481,277
Long term payable	81,569	0
Deferred tax liabilities	52,319	0
Total non-current liabilities	133,888	0
Total liabilities	36,440,575	18,481,277
Commitments and contingencies (Note 17)
Mezzanine equity	0	239,970,397
Stockholders' (deficit) equity
Ordinary shares	0	11,907
Additional paid-in-capital	818,427,919	0
Accumulated other comprehensive loss (income)	1,940,970	(988,417)
Accumulated deficit	(163,947,228)	(126,316,043)
Total shareholders’ equity (deficit)	656,463,162	(127,292,553)
Total liabilities, mezzanine equity and shareholders’ equity (deficit)	692,903,737	131,159,121
Series A Preferred Stock
Current liabilities:
Mezzanine equity	0	90,049,774
Series B Preferred Stock
Current liabilities:
Mezzanine equity	0	30,045,929
Series B+ Preferred Stock
Current liabilities:
Mezzanine equity	0	46,274,560
Series C Preferred Stock
Current liabilities:
Mezzanine equity	0	73,600,134
Common Class A
Stockholders' (deficit) equity
Ordinary shares	33,884	0
Common Class B
Stockholders' (deficit) equity
Ordinary shares	$ 7,617	$ 0